Consolidated Statement of Cash Flows - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2024
Cash flows from operating activities
Net increase in net assets resulting from operations	$ 16,423	$ 121,642
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Amortization of deferred debt issuance costs	87	2,713
Amortization of deferred offering costs	291	1,750
Amortization of discounts on liabilities	39	59
Accretion of discounts and amortization of premiums on investments	(1,196)	(8,612)
Net realized (gain) loss on investments	(89)	6,629
Net realized (gain) loss on foreign currency transactions	(1,507)	(172)
Net realized gain (loss) on sale/extinguishment of debt	1,541	(1,274)
Net change in unrealized (appreciation) depreciation on investments	(692)	(11,722)
Net change in unrealized (appreciation) depreciation on translation of assets and liabilities in foreign currencies	1,279	(113)
Net change in unrealized (appreciation) depreciation on derivatives		(1,620)
Proceeds from (fundings of) revolving loans, net	63	(5,805)
Purchases and fundings of investments	(1,200,525)	(2,450,019)
Proceeds from principal payments and sales of portfolio investments	22,779	397,784
Payment-in-kind interest capitalized	(513)	(6,773)
Non-cash dividends		(29)
Changes in operating assets and liabilities:
Interest receivable	(17,136)	(15,323)
Receivable for investments	(9,900)	699
Other assets	(4,230)	2,709
Interest payable	1,472	9,201
Management and incentive fees payable	4,083	7,573
Payable for investments purchased	28,969	136,346
Accrued trustee fees	63	162
Accounts payable and other liabilities	4,563	2,156
Net cash provided by (used in) operating activities	(1,154,136)	(1,812,039)
Cash flows from financing activities
Borrowings on debt	1,117,370	2,507,247
Repayments of debt	(544,312)	(1,507,217)
Capitalized debt issuance costs	(6,277)	(15,522)
Deferred offering costs	(3,726)	(1,090)
Proceeds from issuance of common shares	650,273	1,045,835
Repurchased shares, net of early repurchase deduction paid		(2,310)
Distributions paid	(7,920)	(76,516)
Net cash provided by (used in) financing activities	1,205,408	1,950,427
Net change in cash and cash equivalents, foreign currencies and restricted cash and cash equivalents	51,272	138,388
Effect of foreign currency exchange rates	(600)	533
Cash and cash equivalents, foreign currencies and restricted cash and cash equivalents, beginning of period	50	50,722
Cash and cash equivalents, foreign currencies and restricted cash and cash equivalents, end of period	50,722	189,643
Supplemental disclosure of cash flow information:
Cash paid during the period for interest	9,126	56,710
Distributions declared for the period	16,426	119,230
Supplemental disclosure of non-cash financing activities:
Shares issued in connection with dividend reinvestment plan	3,018	33,067
Change in distributions payable	5,488	9,647
Additional Cash Flow Elements and Supplemental Cash Flow Information [Abstract]
Cash and cash equivalents	35,045	170,615
Foreign currencies (cost of $2,324 and $1,166, respectively)	919	2,620
Restricted cash and cash equivalents	14,758	16,408
Total cash and cash equivalents, foreign currencies and restricted cash and cash equivalents shown in the Consolidated Statements of Cash Flows	50,722	189,643
Foreign currencies, cost	$ 1,166	$ 2,324